Commitments And Contingencies (Unrecorded Contractual Commitments For The Purchase Of Flight Equipment) (Details) - Purchase Obligations [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Number of forward orders | item	396
Unrecorded Number of purchase-leaseback transactions | item	24
Flight Equipment [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	$ 5,051,158	[1]
2018	6,028,196	[1]
2019	5,084,565	[1]
2020	3,624,926	[1]
2021	2,838,730	[1]
2022	534,991	[1]
Total	$ 23,162,566	[1]

[1]	Includes commitments to purchase 396 aircraft and 24 purchase and leaseback transactions.